Reinhart Genesis PMV Fund

Schedule of Investments
August 31, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 12.7%
Bloomin' Brands *	200,460	$5,370,324
Carter's	26,250	2,687,475
frontdoor *	146,000	6,368,520
Gentex	106,430	3,278,044
Grand Canyon Education *	95,400	8,503,956
Thor Industries	58,180	6,599,357
		32,807,676
Financials # - 25.4%
1st Source	53,860	2,531,420
Air Lease, Class A	199,980	7,947,205
First American Financial	112,000	7,899,360
First Citizens BancShares, Class A	10,430	9,363,011
First Hawaiian	309,490	8,637,866
International Bancshares	103,520	4,335,418
LPL Financial Holdings	52,500	7,762,125
White Mountains Insurance Group	7,850	8,798,358
Wintrust Financial	108,100	8,090,204
		65,364,967
Health Care - 12.5%
Encompass Health	84,920	6,661,974
Lantheus Holdings *	149,000	3,929,130
Premier, Class A	226,310	8,414,206
Sotera Health *	264,000	6,457,440
Syneos Health, Class A *	72,000	6,680,160
		32,142,910
Industrials - 18.1%
AMERCO	15,543	10,276,254
EMCOR Group	46,800	5,686,200
Evo Payments, Class A *	121,000	3,078,240
GMS *	105,880	5,231,531
Insperity	123,830	13,663,402
TriNet Group *	94,000	8,655,520
		46,591,147
Information Technology - 16.4%
ACI Worldwide *	221,000	7,122,830
ASGN *	49,900	5,598,281
Change Healthcare *	320,000	6,985,600
Maxar Technologies	327,026	10,396,156
MAXIMUS	58,000	5,051,220
PAR Technology Corp. *	47,375	3,218,184
Switch, Inc., Class A	160,000	3,969,600
		42,341,871

Real Estate - 11.7%
Alexander & Baldwin - REIT	450,836	9,413,456
Marcus & Millichap *	238,060	9,336,713
Rayonier - REIT	68,000	2,501,040
Ryman Hospitality Properties - REIT *	106,440	8,841,971
		30,093,180
Utilities - 1.0%
Southwest Gas Holdings	35,000	2,460,850
TOTAL COMMON STOCKS
(Cost $207,106,528)		251,802,601

SHORT-TERM INVESTMENT - 2.1%
First American Treasury Obligations Fund, Class X, 0.01% ^
(Cost $5,533,279)	5,533,279	5,533,279

Total Investments - 99.9%
(Cost $212,639,807)		257,335,880
Other Assets and Liabilities, Net - 0.1%		131,373
Total Net Assets - 100.0%		$257,467,253

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of August 31, 2021.
# As of August 31, 2021, the Fund had a significant portion of its assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$251,802,601	$-	$-	$251,802,601
Short-Term Investment	5,533,279	-	-	5,533,279
Total Investments	$257,335,880	$-	$-	$257,335,880

Refer to Schedule of Investments for further information on the classification of investments.